BUSINESS COMBINATIONS - Acquisition of Small Footprint (Details) - USD ($)	Feb. 15, 2021	Feb. 15, 2020	Mar. 01, 2019	Dec. 31, 2018	Oct. 15, 2018	Aug. 20, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Total consideration paid net of cash and cash equivalents acquired				$ 4,137,000			$ 19,149,000	$ 16,584,000
Cash transferred				$ 4,328,000			$ 21,300,000	$ 19,525,000
Small Footprint S.R.L.
Disclosure of contingent liabilities in business combination [line items]
Total consideration paid net of cash and cash equivalents acquired					$ 7,397,000	$ 7,357,000
Cash transferred					$ 4,331,000	3,840,000
Contingent liabilities recognised as of acquisition date	$ 1,610	$ 2,110,000	$ 3,066,000			$ 3,029,000